Cover	Oct. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2023
Entity Registrant Name	MITEK SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35231
Entity Tax Identification Number	87-0418827
Entity Address, Address Line One	600 B Street, Suite 100
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	269-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MITK
Entity Emerging Growth Company	false
Entity Central Index Key	0000807863
Amendment Flag	false